INCOME TAX - Additional information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Tax [Line Items]
Ordinary income tax rate					10.00%
Applicable tax rate	30.00%	30.00%	31.00%	32.00%
Borrowings, maturity					P30D
Deductions in Income Tax Rate		100.00%	50.00%	50.00%	100.00%
Percentage of General Income Tax Rates Levied on Dividends		30.00%	31.00%	32.00%
Percentage of Income tax on Capital Investments Dividends Paid but yet to be Levied					10.00%
Percentage of Income tax on Capital Investments Dividends Not Paid and Yet to be Levied					25.00%
Percentage of Retention Rate on Dividends					10.00%
Description of Requirement to be a Beneficiary of Regime of Colombian Holding Company					10.00%
Percentage of presumed Income on Net Equity			0.00%	0.50%	1.50%	3.50%
Deferred Tax Assets Liability Without Eliminations					$ 299,106
Deferred Tax Assets Liability With Eliminations					84,585
Deferred tax liability (asset)					$ (1,120,956)	$ (1,047,118)
Income And Other Terms Terms					income tax, provided that the taxable income is equal to or greater than 120,000 TVUs (Tax Value Unit),
Country of domicile [member]
Disclosure Of Income Tax [Line Items]
Percentage of With Holding Tax Rate on Dividends					7.50%
Foreign countries [member]
Disclosure Of Income Tax [Line Items]
Percentage of With Holding Tax Rate on Dividends					10.00%
Top of range
Disclosure Of Income Tax [Line Items]
Percentage of Funds owned By Same Effective Subsidiary					50.00%
Percentage of Marginal Income tax rate on Dividends					10.00%
Bottom of range
Disclosure Of Income Tax [Line Items]
Percentage of Sale Price of Commercial Value					85.00%
Percentage of Sale Price of Non Listed Shares					30.00%
Percentage of Marginal Income tax rate on Dividends					0.00%